SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Liquid Media Group [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Liquid U S [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Liquid Merger Sub 2 [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
I G E M S [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	0.00%
Indie Flix [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%
Indie Flix R A C E L L C [Member]
Reserve Quantities [Line Items]
Percentage owned	100.00%	100.00%